Proceeds and Gross Realized Gains (Losses) from Sales of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds	$ 3,336	$ 500	$ 871
Gross realized gains	$ 35	$ 1	$ 1